Reserves	6 Months Ended
Dec. 31, 2024
Reserves [Abstract]
RESERVES
23.	RESERVES

	31 December 2024 $	30 June 2024 $
Foreign currency translation reserve	(6,052,533)	(4,412,219)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	19,043,083	790,690
	56,989,260	40,377,181

Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	(4,412,219)	(3,591,785)
Foreign currency exchange differences arising on translation of foreign operations	(1,640,314)	(820,434)
Balance at end of period	(6,052,533)	(4,412,219)

Share-based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	790,690	-
Issue of RSUs to Directors and management (note 24)	17,381,700	608,156
Issue of shares to Directors and management in lieu of fees (i)	819,925	182,534
Issue of RSU’s to suppliers (note 24)	50,768	-
Balance at end of period	19,043,083	790,690

On 7 June 2024, the Company issued 50,765 shares to directors and management of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024. The shares have been valued based on the trading price on the date of issue. An amount of $273,059 has been booked in the accounts covering the period 1 July 2024 to 31 December 2024.

On 28 January 2025, the Company issued 89,243 shares to directors and management of the Company in lieu of director and consulting fees paid covering the period 1 July 2024 to 31 December 2024. The shares have been valued based on the trading price on the date of issue. An amount of $546,866 has been booked in the accounts covering the period 1 July 2024 to 31 December 2024.

NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	43,998,710	-
NASDAQ listing costs (note 29)	-	43,998,710
Balance at end of period	43,998,710	43,998,710